Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”).

Unless otherwise noted, references in this Annual Report to “Universal Biosensors”, the “Company,” “Group,” “we,” “our” or “us” means Universal Biosensors, Inc. (“UBI”) a Delaware corporation and, when applicable, its wholly owned Australian operating subsidiary, Universal Biosensors Pty Ltd (“UBS”) , its wholly owned US operating subsidiary, Universal Biosensors LLC (“UBS LLC”) and UBS’ wholly owned Canadian operating subsidiary, Hemostasis Reference Laboratory Inc. (“HRL”) and wholly owned Dutch operating subsidiary, Universal Biosensors B.V. (“UBS BV”). Unless otherwise noted, all references in this Form 10-K to “$”, “A$” or “dollars” and dollar amounts are references to Australian dollars. References to “US$”, “CAD$” and “€” are references to United States dollars, Canadian dollars and Euros respectively.

The consolidated financial statements have been prepared assuming the Company will continue as a going concern. We rely largely on our existing cash and cash equivalents balance and operating cash flow to provide for the working capital needs of our operations. We believe we have sufficient cash and cash equivalents to fund our operations for at least the next twelve months from the date of issuance. However, in the event our financing needs for the foreseeable future are not able to be met by our existing cash and cash equivalents balance and operating cash flow, we would seek to raise funds through public or private equity offerings, debt financings, and through other means to meet the financing requirements. There is no assurance that funding would be available at acceptable terms, if at all.

Unless otherwise stated, the accounting policies adopted are consistent with those of the previous year.

Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, UBS, UBS LLC, HRL and UBS BV. All intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include deferred income taxes, research and development tax incentive income and stock-based compensation expenses. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

The Company assesses the adoption impacts of recently issued accounting standards by the Financial Accounting Standards Board on the Company's financial statements as well as material updates to previous assessments, if any, from the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021. There were no new material accounting standards issued in 2021 that impacted the Company.

Earnings Per Share, Policy [Policy Text Block]

Net Loss per Share and Anti-dilutive Securities

Basic and diluted net loss per share is presented in conformity with ASC 260 – Earnings per Share. Basic and diluted net loss per share has been computed using the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by adjusting the basic net loss per share by assuming all dilutive potential ordinary shares are converted.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

Functional and Reporting Currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of UBI and UBS is Australian dollars (“AUD” or “A$”) for all years presented. The functional currencies of UBS LLC, HRL and UBS BV are United States dollars (“US$”), Canadian dollars (“CAD$”) and Euros (“€”), respectively, for all years presented.

The consolidated financial statements are presented using a reporting currency of Australian dollars.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive income/(loss).

The results and financial position of all the Group entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

●	assets and liabilities for each balance sheet item reported are translated at the closing rate at the date of that balance sheet;
●

income and expenses for each income statement item reported are translated at average exchange rates (unless this is not a reasonable approximation of the effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

●	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are taken to the Accumulated Other Comprehensive Income/(Loss).

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The carrying value of all current assets and current liabilities approximates fair value because of their short-term nature. The estimated fair value of all other amounts has been determined, depending on the nature and complexity of the assets or the liability, by using one or all of the following approaches:

●	Market approach – based on market prices and other information from market transactions involving identical or comparable assets or liabilities.
●	Cost approach – based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.
●	Income approach – based on the present value of a future stream of net cash flows.

These fair value methodologies depend on the following types of inputs:

●	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs).
●

Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs).

●	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs).

Concentration of Credit Risk and Other Risks and Uncertainties [Policy Text Block]

Concentration of Credit Risk and Other Risks and Uncertainties

Cash, cash equivalents and restricted cash and accounts receivable consist of financial instruments that potentially subject the Company to concentration of credit risk to the extent of the amount recorded on the consolidated balance sheets. The Company’s cash, cash equivalents and restricted cash are primarily invested with one of Australia’s largest banks. The Company is exposed to credit risk in the event of default by the banks holding the cash, cash equivalents and restricted cash to the extent of the amount recorded on the consolidated balance sheets. The Company has not experienced any losses on its deposits of cash, cash equivalents and restricted cash. The Company has not identified any collectability issues with respect to receivables.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with an initial maturity of three months or less to be cash equivalents. For cash and cash equivalents, the carrying amount approximates fair value due to the short maturity of those instruments.

The Company maintains cash and restricted cash, which includes performance guarantee issued in favor of a customer, tenant security deposits and credit card security deposits.

Inventory, Policy [Policy Text Block]

Inventory

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and estimated costs necessary to dispose. Inventories are principally determined under the average cost method which approximates cost. Cost comprises direct materials, direct labour and an appropriate portion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. The Company recognizes inventory on the consolidated balance sheet when they have concluded that the substantial risks and rewards of ownership, as well as the control of the asset, have been transferred.

Receivable [Policy Text Block]

Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for credit losses is the best estimate of the amount of probable credit losses in the existing accounts receivable. The allowance is determined based on a review of individual accounts for collectability, generally focusing on those accounts that are past due. The expense to adjust the allowance for credit losses, if any, is recorded within selling, general and administrative expenses in the consolidated statements of comprehensive income/(loss). Account balances are charged against the allowance when it is probable the receivable will not be recovered.

Prepayments [Policy Text Block]

Prepayments

Prepaid expenses represent expenditures that have not yet been recorded by the Company as an expense, but have been paid for in advance. The Company’s prepayments are primarily represented by insurance premiums paid annually in advance and fees partially paid in advance in relation to the development activities being carried out for the biosensor test used for the detection and monitoring of diabetes in non-humans.

Other Current Assets [Policy Text Block]	Other Current Assets The Company’s other current assets is primarily represented by the estimated receivable in relation to the research and development tax incentive income.
Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are recorded at acquisition cost, less accumulated depreciation.

Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful life of machinery and equipment is three to ten years. Leasehold improvements are amortized on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Maintenance and repairs that do not extend the life of the asset are charged to operations as incurred and include normal services and do not include items of a capital nature.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

The Company reviews its capital assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. In performing the review, the Company estimates undiscounted cash flows from products under development that are covered by these patents and licenses. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the carrying amount of the asset. If the evaluation indicates that the carrying value of an asset is not recoverable from its undiscounted cash flows, an impairment loss is measured by comparing the carrying value of the asset to its fair value, based on discounted cash flows.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]

Intangible Assets

The intangible assets, having finite useful lives, are amortized over their estimated useful lives. Finite life intangible assets are amortized over the shorter of their contractual or useful economic lives. The intangible assets comprise of distribution rights and are amortized on a straight-line basis over ten years.

Impairment of Intangible Assets [Policy Text Block]	Impairment of Intangible Assets Intangible assets with an indefinite life are tested for impairment at least annually and when there is an indication of impairment.
Goods and Services Tax [Policy Text Block]

Australian Goods and Services Tax (“GST”), Canadian Harmonized Sales Tax (“HST”), US Sales Tax and European Value Added Tax (“VAT”), collectively “Sales Tax”

Revenues, expenses and assets are recognized net of the amount of associated Sales Tax, unless the Sales Tax incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables are stated inclusive of the amount of Sales Tax receivable or payable. The net amount of Sales Tax recoverable from, or payable to, the taxation authority is included with other current assets or accrued expenses in the consolidated balance sheets dependent on whether the balance owed to the taxation authorities is in a net receivable or payable position.

Lessee, Leases [Policy Text Block]

Leases

On January 1, 2020, the Company adopted the requirements of Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU No. 2016-02”), using the modified retrospective method and used the effective date as the date of initial application. As a result of this adoption, the following accounting policies were implemented or changed.

At contract inception, the Company determines if the new contractual arrangement is a lease or contains a leasing arrangement. If a contract contains a lease, the Company evaluates whether it should be classified as an operating or a finance lease. Currently, all of the Company’s leases have been classified as operating leases. Upon modification of the contract, the Company will reassess to determine if a contract is or contains a leasing arrangement.

The Company records lease liabilities based on the future estimated cash payments discounted over the lease term, defined as the non-cancellable time period of the lease, together with all the following:

●	periods covered by an option to extend the lease if the Company is reasonably certain to exercise the extension option; and
●	periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise the termination option.

Leases may also include options to terminate the arrangement or options to purchase the underlying lease property. The Company does not separate lease and non-lease components of contracts. Lease components provide the Company with the right to use an identified asset, which consist of the Company’s real estate properties and office equipment. Non-lease components consist primarily of maintenance services.

As an implicit discount rate is not readily determinable in the Company’s lease agreements, the Company uses its estimated secured incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. For certain leases with original terms of 12 months or less, the Company recognizes lease expense as incurred and does not recognize any lease liabilities. Short-term and long-term portions of operating lease liabilities are classified as lease liabilities in the Company’s consolidated balance sheets.

A right-of-use (“ROU”) asset is measured as the amount of the lease liability with adjustments, if applicable, for lease incentives, initial direct costs incurred by the Company and lease prepayments made prior to or at lease commencement. ROU assets are classified as operating lease right-of-use assets, net of accumulated amortization, on the Company’s consolidated balance sheets. The Company evaluates the carrying value of ROU assets if there are indicators of potential impairment and performs the analysis concurrent with the review of the recoverability of the related asset group. If the carrying value of the asset group is determined to not be fully recoverable and is in excess of its estimated fair value, the Company will record an impairment loss in its consolidated statements of income and comprehensive income/(loss).

Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

As part of the adoption of ASU No. 2016-02, the Company elected the following practical expedients:

1)	lease vs. non-lease components relating to the real estate asset class;
2)	the short-term lease exemption; and
3)

the package of practical expedients, which permits the Company to not reassess prior conclusions about lease identification, lease classification and initial direct costs under the new standard. In addition, the Company elected not to adopt the practical expedient related to hindsight.

Asset Retirement Obligation [Policy Text Block]

Asset Retirement Obligations

Asset retirement obligations (“ARO”) are legal obligations associated with the retirement and removal of long-lived assets. ASC 410 – Asset Retirement and Environmental Obligations requires entities to record the fair value of a liability for an asset retirement obligation when it is incurred. When the liability is initially recorded, the Company capitalizes the cost by increasing the carrying amounts of the related property, plant and equipment. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the asset. The Company derecognizes ARO liabilities when the related obligations are settled.

The ARO is in relation to our premises where in accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

Revenue [Policy Text Block]

Revenue Recognition

The Group recognizes revenue predominantly from the sale of coagulation and wine testing devices and the provision of coagulation testing services based on the provisions of ASC 606 Revenue from Contracts with Customers. In accordance with this provision, to determine whether to recognize revenue, the Group follows a five-step process:

a)	Identifying the contract with a customer;
b)	Identifying the performance obligations within the customer contract;
c)	Determining the transaction price;
d)	Allocating the transaction price to the performance obligation; and
e)	Recognizing revenue when/as performance obligations are satisfied.

Nature of goods and services

The following is a description of products and services from which the Company generates its revenue.

Products and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Coagulation testing products

Our point-of-care coagulation testing products use electrochemical cell to measure Prothrombin Time (PT/INR), a test used to monitor the effect of the anticoagulant therapy warfarin.

The performance obligation for the sale of these products is satisfied at a point-in-time when the Company transfers control of the products to its customer. The point of transfer of control of the products is dictated by individual terms contained within a customer agreement, as are the payment terms. The transaction price is fixed.

Coagulation testing services

HRL provides non-diagnostic laboratory services and performs coagulation testing services on behalf of customers.

The performance obligation for the services is satisfied when the testing has been finalized and results have been reported to the customer. In some cases, the performance obligations will be satisfied as predetermined milestones have been achieved by the Company.

Standard payment terms are generally 30-60 days upon invoice date. The transaction price is fixed.

Wine testing products

Our Sentia wine analyzer is used to measure free SO₂ levels in post-fermentation wine.

The performance obligation for the sale of this product is satisfied at a point-in-time when the Company transfers control of the products to its customer. The point of transfer of control of the products is dictated by the individual terms contained within a customer agreement, as are the individual payment terms. The transaction price is fixed.

See Note 12 to the Consolidated Financial Statements for a disaggregation of revenue.

Interest Income

Interest income is recognized as it accrues, taking into account the effective yield and consists primarily of interest earned on cash, cash equivalents and restricted cash in interest-bearing accounts.

Research and Development Tax Incentive Income

Research and development tax incentive income is recognized when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred and the consideration can be reliably measured.

The research and development tax incentive is one of the key elements of the Australian Government’s support for Australia’s innovation system and is supported by legislative law primarily in the form of the Australian Income Tax Assessment Act 1997 as long as eligibility criteria are met. Subject to meeting a number of conditions, an entity which is an R&D entity involved in eligible R&D activities may claim research and development tax incentive income as follows:

(1)

as a 43.5% refundable tax offset if aggregate turnover (which generally means an entity’s total income that it derives in the ordinary course of carrying on a business, subject to certain exclusions) of the entity is less than A$20,000,000, or

(2)	as a 38.5% non-refundable tax offset if aggregate turnover of the entity is more than A$20,000,000.

In accordance with SEC Regulation S-X Article 5-03, the Company’s research and development tax incentive income has been recognized as non-operating income as it is not indicative of the core operating activities or revenue producing goals of the Company.

Management has assessed the Company’s R&D activities and expenditures to determine which activities and expenditures are likely to be eligible under the tax incentive regime described above. At each period end management estimates the refundable tax offset available to the Company based on available information at the time. This estimate is also reviewed by external tax advisors on an annual basis.

The Company has recorded research and development tax incentive income of A$3,897,543 and A$2,826,244 for the 2021 and 2020 financial year, respectively as the aggregated turnover of the Company did not exceed A$20,000,000.

Federal and State Government Subsidies

In response to the COVID-19 pandemic, governments in the countries in which we operate implemented government assistance measures to assist in mitigating some of the impact of the pandemic on our results and liquidity. To the extent appropriate, we applied for such government grants in Australia and Canada and recognize the grants at their fair value as other income when there is reasonable assurance that we have complied with all conditions attached to them.

Research and Development Expense, Policy [Policy Text Block]

Research and Development Expenditure

R&D expenses consist of costs incurred to further the Company’s research and product development activities and include salaries and related employee benefits, costs associated with clinical trial and preclinical development, regulatory activities, research-related overhead expenses, costs associated with the manufacture of clinical trial material, costs associated with developing a commercial manufacturing process, costs for consultants and related contract research, facility costs and depreciation. R&D costs are expensed as incurred as they fall in the scope of ASC 730 ‘Research and Development’.

Clinical Trial Expenses

Clinical trial costs are a component of R&D expenses. These expenses include fees paid to participating hospitals and other service providers, which conduct certain testing activities on behalf of the Company. Depending on the timing of payments to the service providers and the level of service provided, the Company records prepaid or accrued expenses relating to these costs.

Share-based Payment Arrangement [Policy Text Block]

Stock-based Compensation

We measure stock-based compensation at grant date, based on the estimated fair value of the award and recognize the cost as an expense on a straight-line basis over the vesting period of the award. We estimate the fair value of stock options using the Trinomial Lattice model.

We record deferred tax assets for awards that will result in deductions on our income tax returns, based on the amount of compensation cost recognized and our statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported in our income tax return are recorded in expense or in capital in excess of par value if the tax deduction exceeds the deferred tax assets or to the extent that previously recognized credits to paid-in-capital are still available if the tax deduction is less than the deferred tax asset.

Compensation Related Costs, Policy [Policy Text Block]

Employee Benefit Costs

For periods ending on or before June 30, 2021, the Company contributed 9.50% of each employee’s salary to standard defined contribution superannuation funds on behalf of all eligible UBS employees. For period commencing July 1, 2021, in line with legislative updates, the rate increased to 10%. Superannuation is an Australian compulsory savings program plan for retirement whereby employers are required to pay a portion of an employee’s remuneration to an approved superannuation fund that the employee is typically not able to access until they have reached the statutory retirement age. Whilst the Company has a third party default superannuation fund, it permits UBS employees to choose an approved and registered superannuation fund into which the contributions are paid. Contributions are charged to the consolidated statements of comprehensive income/(loss) as the expense is incurred.

Pension and Other Postretirement Plans, Pensions, Policy [Policy Text Block]

Registered Retirement Savings Plan and Deferred Sharing Profit Plan

The Company provides eligible HRL employees a retirement plan. The retirement plan includes a Registered Retirement Savings Plan (“RRSP”) and Deferred Profit Sharing Plan (“DPSP”). The RRSP is voluntary and the employee contributions are matched by the Company up to a maximum of 5% based on their continuous years of service and placed into the RRSP. The Company contributes 1% to 2% of the employee’s base earnings towards the DPSP. The DPSP contributions are vested immediately.

Pension and Other Postretirement Plans, Nonpension Benefits, Policy [Policy Text Block]

Benefit Plan

The Company provides eligible HRL employees a Benefit Plan. In general, the Benefit Plan includes extended health care, dental care, basic life insurance, basic accidental death and dismemberment and disability insurance.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company applies ASC 740 - Income Taxes which establishes financial accounting and reporting standards for the effects of income taxes that result from a Company’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where it is more likely than not that some portion or all of the deferred tax assets will not be realized, the deferred tax assets are reduced by a valuation allowance. The valuation allowance is sufficient to reduce the deferred tax assets to the amount that is more likely than not to be realized. A reconciliation of the valuation and qualifying accounts is attached as Schedule ii.

Pursuant to the U.S. tax reform rules, UBI is subject to regulations addressing Global Intangible Low-Taxed Income ("GILTI"). The GILTI rules are provisions of the U.S. tax code enacted as a part of tax reform legislation in the U.S. passed in December 2017. Mechanically, the GILTI rule functions as a global minimum tax for all U.S. shareholders of controlled foreign corporations (“CFCs”) and applies broadly to certain income generated by a CFC. The Company can make an accounting policy election to either: (1) treat GILTI as a period cost if and when incurred; or (2) recognize deferred taxes for basis differences that are expected to reverse as GILTI in future years. The Company has elected to treat GILTI as a period cost.

We are subject to income taxes in Australia, Canada, the Netherlands and the United States. Tax returns up to and including the 2020 financial years have been filed in Australia, Canada and the United States for UBI (Australian consolidated group), HRL and UBI (US parent entity). Tax returns for the 2021 financial year will be filed for UBI, HRL, UBS, UBS LLC and UBS BV in 2022.